Prepayment and other current assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Prepayment And Other Current Assets
Prepayments	$ 999,340	¥ 6,806,409	¥ 8,514,583
Other receivables	258,959	1,763,742	1,503,790
Less: impairment losses			(2,050,000)
Prepayment and other current assets	$ 1,258,299	¥ 8,570,151	¥ 7,968,373